INTANGIBLE ASSETS AND GOODWILL - Key Assumptions of Goodwill Impairment (Details) - Goodwill	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of cash flows used in long-term growth estimate of value in use	75 years	75 years
Pipelines
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
After-tax discount rate	5.90%
Long-term growth rate	0.60%
Increase in after-tax discount rate	2.70%
Facilities
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
After-tax discount rate	5.90%
Long-term growth rate	0.80%
Increase in after-tax discount rate	3.20%
Marketing & New Ventures
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
After-tax discount rate	10.10%
Long-term growth rate	1.80%
Increase in after-tax discount rate	1.60%